COMMITMENTS AND CONTINGENCIES (Details)				1 Months Ended			6 Months Ended		12 Months Ended
	Nov. 01, 2014 shares	Oct. 06, 2014 USD ($) shares	Jul. 21, 2014 USD ($) shares	Mar. 31, 2015 shares	Dec. 31, 2014 USD ($) m²	Jul. 31, 2014 USD ($)	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) m² shares	Dec. 31, 2013 USD ($) shares
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Purchase Commitment, Amount					$ 433,000	$ 433,000
Capital contributed through forfeiture of conractual compensation							$ 39,500	$ 39,500	$ 79,000	$ 79,000
Other Commitment							$ 475,000
Class of Warrant or Rights, Granted (in Shares) | shares			6,000	800			9,068		245,139	14,157
Purchase Commitment, Remaining Minimum Amount Committed					$ 155,925				$ 155,925
Board of Directors Chairman [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Capital contributed through forfeiture of conractual compensation							$ 20,000
President [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Capital contributed through forfeiture of conractual compensation							19,500
Dallas, Texas [Member] | Building [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property (in Square Meters) | m²					7,000				7,000
Lease Expiration Date									Aug. 31, 2015
Lessor Leasing Arrangements, Operating Leases, Term of Contract									30 months
Operating Leases, Rent Expense, Minimum Rentals									$ 7,502
New Braunfels, Texas [Member] | Building [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property (in Square Meters) | m²					2,500				2,500
Lessor Leasing Arrangements, Operating Leases, Term of Contract									51 months
Operating Leases, Rent Expense, Minimum Rentals									$ 2,906
Lease, Rental Increase, Percentage									7.00%
Purchase Commitment [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Purchase Commitment, Amount							$ 433,130
Other Commitments, Description							The purchase obligation required a 10% down payment at the time of order placement.
Purchase Obligation, Inventory Received, Value							$ 87,000
Advance from the City of Pharr, TX [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Proceeds from Issuance of Other Long-term Debt							$ 475,000
Consulting Agreement with Advisory Services [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitments, Description			After the six month period is over, the agreement may be extended for an additional six-month period, provided either party may cancel the agreement upon the submission of a ten day written notice. One element of compensation to the consultant is a $7,500 monthly payment. Another element is the Company’s issuance of warrants to purchase 6,000 shares of the Company’s common stock (see Note 14). Additionally, the agreement contains elements involving the Company’s indemnification of the consultant and future rights belonging to the consultant should the Company conduct future business with a party originally introduced to the Company by the consultant.
Agreement, Term			6 months
Consulting Agreement with Advisory Services [Member] | Monthly Payment [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitment			$ 7,500
Consulting Agreement with Financial Advisory and Investment Banker Services [member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitments, Description		Company executed a six-month consulting agreement with a third party service provider for general financial advisory and investment banker services. After the six month period is over, either party may cancel the agreement upon the submission of a thirty day written notice. One element of compensation to the consultant is a $5,000 non-refundable monthly payment. The Company has also agreed to reimburse the consultant for reasonable travel and other out-of-pocket expenses. Another element is the Company’s issuance of 47,500 stock grant (see Note 11). Additionally, the agreement contains elements involving the Company’s indemnification of the consultant and future rights belonging to the consultant should the company become involved in a public offering.
Agreement, Term	6 months	6 months
Class of Warrant or Rights, Granted (in Shares) | shares		47,500
Consulting Agreement with Financial Advisory and Investment Banker Services [member] | Monthly Payment [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitment		$ 5,000
Class of Warrant or Rights, Granted (in Shares) | shares	10,000
Promotion and Sales Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitments, Description	Company executed a six-month consulting agreement with a third party service provider for promotion and sales of the Company’s COPsync911 and VidTac products in certain markets. The agreement may be extended upon mutual agreement between the two parties. One element of compensation to the consultant is a $10,000 monthly fee, with $5,000 being paid each month and the balance being deferred until the end of the initial six month period, at which time the cumulative deferral will be paid. The Company has also agreed to reimburse the consult for reasonable travel and other out-of-pocket expenses.